Segment Information (Table)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Total Assets by Geographic Area	The Company’s total assets by geographic location are as follows

	December 31,
	2021	2020
Assets
Mainland China	$14,002,601	$1,824,380
Outside Mainland China	2,745,573	76,946
Total Assets	$16,748,174	$1,901,326

Schedule of Revenues by Market Type

The Company’s revenues by market type are as follows:

	For the year ended December 31,
	2021	2020	2019
Sales
EPI	$10,552,059	$96,799	$6,896
Private Pay	349,083	268,821	220,217
Export	8,473,762	145,004	18,940
Total Sales	$19,374,904	$510,624	$246,053

Schedule of Revenues are Attributed to Geographic Locations

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2021	2020	2019
Sales
Mainland China	$10,901,142	$365,620	$227,113
Outside Mainland China	8,473,762	145,004	18,940
Total Sales	$19,374,904	$510,624	$246,053